RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Balance Sheet (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 15, 2020	Sep. 27, 2020
Balance Sheet
Total assets	$ 415,194,696			$ 416,346,780
Liabilities and Shareholders' equity
Total current liabilities	3,845,535			416,521
Deferred underwriting commissions	14,490,000			14,490,000
Derivative liabilities	29,283,330			40,532,280
Total liabilities	47,618,865			55,438,801
Class A ordinary shares subject to possible redemption	414,000,000			414,000,000
Shareholders' equity
Preference shares - $0.0001 par value
Accumulated deficit	(46,425,204)			(53,093,056)
Total shareholders' deficit	(46,424,169)	$ (35,053,035)	$ (32,174,208)	(53,092,021)		$ 0
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit:	$ 415,194,696			$ 416,346,780
Temporary equity, par value, (per share)				$ 0.0001
Preferred stock, par value, (per share)	$ 0.0001			0.0001	$ 0.0001
Par value				0.0001
Class A Ordinary Shares
Shareholders' equity
Temporary equity, par value, (per share)					0.0001
Par value	$ 0.0001			$ 0.0001	0.0001
Class B Ordinary Shares
Shareholders' equity
Common stock	$ 1,035			$ 1,035
Par value	$ 0.0001			$ 0.0001	$ 0.0001
Restatement of warrants as derivative liabilities
Balance Sheet
Total assets				$ 416,346,780	$ 416,788,700
Liabilities and Shareholders' equity
Total current liabilities				416,521	762,402
Deferred underwriting commissions				14,490,000	14,490,000
Derivative liabilities				40,532,280	29,873,200
Total liabilities				55,438,801	45,125,602
Class A ordinary shares subject to possible redemption				414,000,000	414,000,000
Shareholders' equity
Accumulated deficit				(53,093,056)	(42,337,937)
Total shareholders' deficit				(53,092,021)	(42,336,902)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit:				416,346,780	416,788,700
Restatement of warrants as derivative liabilities | Class B Ordinary Shares
Shareholders' equity
Preference shares - $0.0001 par value				1,035
Common stock					1,035
As Previously Reported | Restatement of warrants as derivative liabilities
Balance Sheet
Total assets				416,346,780	416,788,700
Liabilities and Shareholders' equity
Total current liabilities				416,521	762,402
Deferred underwriting commissions				14,490,000	14,490,000
Derivative liabilities				40,532,280	29,873,200
Total liabilities				55,438,801	45,125,602
Class A ordinary shares subject to possible redemption				355,907,970	366,663,090
Shareholders' equity
Additional paid-in capital					6,129,570
Accumulated deficit				(11,799,629)	(1,131,070)
Total shareholders' deficit				5,000,009	5,000,008
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit:				416,346,780	416,788,700
As Previously Reported | Restatement of warrants as derivative liabilities | Class A Ordinary Shares
Shareholders' equity
Preference shares - $0.0001 par value				581
Common stock					473
As Previously Reported | Restatement of warrants as derivative liabilities | Class B Ordinary Shares
Shareholders' equity
Preference shares - $0.0001 par value				1,035
Common stock					1,035
Additional paid-in capital				16,798,022
Adjustment | Restatement of warrants as derivative liabilities
Liabilities and Shareholders' equity
Class A ordinary shares subject to possible redemption				58,092,030	47,336,910
Shareholders' equity
Additional paid-in capital					(6,129,570)
Accumulated deficit				(41,293,427)	(41,206,867)
Total shareholders' deficit				(58,092,030)	(47,336,910)
Adjustment | Restatement of warrants as derivative liabilities | Class A Ordinary Shares
Shareholders' equity
Preference shares - $0.0001 par value				(581)
Common stock					$ (473)
Adjustment | Restatement of warrants as derivative liabilities | Class B Ordinary Shares
Shareholders' equity
Additional paid-in capital				$ (16,798,022)